Investments in Master Trust - Schedule of Master Trust and Plan's Interest in Master Trust (Details) - EBP 102 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	$ 41,075,003	$ 38,287,704
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	41,075,003	38,287,704
Receivables	3,782,771	1,709,036
Payables	(4,515,902)	(2,334,686)
Plan interest in Verizon Master Savings Trust	40,341,872	37,662,054
Total investments in the Verizon Master Savings Trust at contract value	630,899	638,484
Total investments	40,972,771	38,300,538
Master Trust Balances | Cash equivalents
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,765,614	1,767,488
Master Trust Balances | U.S. government securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,196,919	2,765,873
Master Trust Balances | Preferred debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	778,496	765,080
Master Trust Balances | Other debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,036,142	1,060,410
Master Trust Balances | Preferred stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	44,560	34,505
Master Trust Balances | Common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	6,135,376	9,699,087
Master Trust Balances | Verizon common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,782,978	3,871,715
Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	22,073,102	16,479,964
Master Trust Balances | Pooled separate accounts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	925,667	756,563
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	971,145	783,662
Master Trust Balances | Other
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	365,004	303,357
Master Trust Balances | Fully Benefit-Responsive Investment Contracts
EBP, Master Trust [Line Items]
Total investments in the Verizon Master Savings Trust at contract value	630,899	638,484
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	31,047,994	28,997,368
Receivables	3,313,420	1,679,414
Payables	(3,390,684)	(1,669,628)
Plan interest in Verizon Master Savings Trust	30,970,730	29,007,154
Total investments in the Verizon Master Savings Trust at contract value	0	0
Total investments	30,970,730	29,007,154
Plan's Interest in Master Trust Balances | Cash equivalents
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,334,602	1,338,616
Plan's Interest in Master Trust Balances | U.S. government securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	2,416,504	2,094,746
Plan's Interest in Master Trust Balances | Preferred debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	588,454	579,437
Plan's Interest in Master Trust Balances | Other debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	783,205	803,106
Plan's Interest in Master Trust Balances | Preferred stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	33,682	26,133
Plan's Interest in Master Trust Balances | Common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	4,637,641	7,345,648
Plan's Interest in Master Trust Balances | Verizon common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	2,859,498	2,932,261
Plan's Interest in Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	16,684,735	12,481,176
Plan's Interest in Master Trust Balances | Pooled separate accounts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	699,698	572,986
Plan's Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	734,074	593,510
Plan's Interest in Master Trust Balances | Other
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	275,901	229,749
Plan's Interest in Master Trust Balances | Fully Benefit-Responsive Investment Contracts
EBP, Master Trust [Line Items]
Total investments in the Verizon Master Savings Trust at contract value	$ 0	$ 0